Debt (Details 1) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Rate	1.00%
Related Parties Notes Payable		$ 2,000,000	$ 1,505,100
Principal amount	$ 158,000
Warrant issued		975,000
Stock Price		$ 0.25
Related Parties Notes Payable 1 [Member]
Interest Rate		7.00%
Related Parties Notes Payable		$ 0	41,500
Principal amount		$ 150,000
Maturity Date		Mar. 31, 2020
Stock issued for conversion of debt, shares		98,726
Warrant issued		68,146
Stock Price		$ 0.73
Warrants expired date		Dec. 31, 2017
Related Parties Notes Payable 1 [Member] | Principal
Stock issued for conversion of debt		$ 41,500
Related Parties Notes Payable 1 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt		$ 31,515
Related Parties Notes Payable 2 [Member]
Interest Rate		8.00%
Related Parties Notes Payable		$ 0	50,000
Principal amount		$ 50,000
Maturity Date		Mar. 31, 2020
Stock issued for conversion of debt, shares		99,252
Warrant issued		136,292
Stock Price		$ 0.92
Warrants expired date		Feb. 28, 2017
Related Parties Notes Payable 2 [Member] | Principal
Stock issued for conversion of debt		$ 50,000
Related Parties Notes Payable 2 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt		$ 24,145
Related Parties Notes Payable 3 [Member]
Interest Rate		8.00%
Related Parties Notes Payable		$ 0	250,000
Principal amount		$ 250,000
Maturity Date		Mar. 31, 2020
Stock issued for conversion of debt, shares		98,726
Related Parties Notes Payable 3 [Member] | Principal
Stock issued for conversion of debt		$ 250,000
Related Parties Notes Payable 3 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt		$ 101,850
Related Parties Notes Payable 4 [Member]
Interest Rate		7.00%
Related Parties Notes Payable		$ 0	10,600
Principal amount		$ 10,600
Maturity Date		Mar. 31, 2020
Stock issued for conversion of debt, shares		15,734
Related Parties Notes Payable 4 [Member] | Principal
Stock issued for conversion of debt		$ 10,600
Related Parties Notes Payable 4 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt		$ 1,189
Related Parties Notes Payable 5 [Member]
Interest Rate		7.00%
Related Parties Notes Payable		$ 0	396,000
Principal amount					$ 9,000	$ 105,000	$ 225,000	$ 57,000
Maturity Date		Mar. 31, 2020
Stock issued for conversion of debt, shares		727,344
Related Parties Notes Payable 5 [Member] | Principal
Stock issued for conversion of debt		$ 396,000
Related Parties Notes Payable 5 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt		$ 146,828
Related Parties Notes Payable 6 [Member]
Interest Rate		7.00%
Related Parties Notes Payable		$ 0	495,000
Principal amount					$ 40,000		150,000	210,000	$ 155,000
Maturity Date		Mar. 31, 2020
Stock issued for conversion of debt, shares		942,504
Warrant issued		204,438
Stock Price		$ 0.92
Related Parties Notes Payable 6 [Member] | Principal
Stock issued for conversion of debt		$ 495,000
Related Parties Notes Payable 6 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt		$ 213,010
Related Parties Notes Payable 7 [Member]
Interest Rate		7.00%
Related Parties Notes Payable		$ 0	120,000
Principal amount				$ 10,000			$ 50,000	$ 60,000
Maturity Date		Mar. 31, 2020
Stock issued for conversion of debt, shares		228,328
Related Parties Notes Payable 7 [Member] | Principal
Stock issued for conversion of debt		$ 120,000
Related Parties Notes Payable 7 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt		$ 50,305
Related Parties Notes Payable 8 [Member]
Interest Rate		12.00%
Related Parties Notes Payable		$ 0	12,000
Principal amount		$ 12,000
Maturity Date		Mar. 31, 2020
Stock issued for conversion of debt, shares		17,407
Related Parties Notes Payable 8 [Member] | Principal
Stock issued for conversion of debt		$ 12,000
Related Parties Notes Payable 8 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt		$ 1,050
Related Parties Notes Payable 9 [Member]
Interest Rate		2.00%
Related Parties Notes Payable		$ 2,000,000	0
Principal amount		$ 2,000,000
Maturity Date		Jun. 30, 2020
Periodic payment		$ 144,444
Related Parties Notes Payable 10 [Member]
Interest Rate		12.00%
Related Parties Notes Payable		$ 0	$ 130,000
Principal amount		$ 130,000
Maturity Date		Mar. 31, 2020
Stock issued for conversion of debt, shares		182,525
Related Parties Notes Payable 10 [Member] | Principal
Stock issued for conversion of debt		$ 130,000
Related Parties Notes Payable 10 [Member] | Unpaid Accrued Interest
Stock issued for conversion of debt		$ 9,078